TIME DEPOSITS	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
TIME DEPOSITS

NOTE 10 – TIME DEPOSITS

Following are maturities of time deposits at December 31, 2015 and 2014:

	At December 31, 2015		At December 31, 2014

	Weighted-		Weighted-
	Average		Average
Maturity	Rate	Amount	Rate	Amount

One year or less	0.73%	$39,107,831	0.66%	$44,146,102
Over one through three years	0.95%	29,330,472	0.88%	37,195,516
Over three through five years	1.16%	5,661,734	1.10%	2,046,421
Over five years	1.25%	6,857	-%	-

	0.85%	$74,106,894	0.77%	$83,388,039

At December 31, 2015 and 2014, the Bank had $13.6 million and $12.8 million, respectively, in time deposits of $250,000 or more. At December 31, 2015 and 2014, $10.0 million and $6.4 million, respectively, of such time deposits mature within one year.

Interest expense on time deposits in denominations of $250,000 or more amounted to $72,000, $82,000, $45,000, $77,000 and $79,000 for the years ended 2015 and 2014, six months ended December 31, 2014 and years ended June 30, 2014 and 2013, respectively.